CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
General administrative expense and others	$ (9,928,512)	$ (5,816,130)	$ (2,645,605)
NET INCOME ATTRIBUTABLE TO HEXINDAI'S SHAREHOLDERS	5,532,581	65,481,973	8,570,864
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	(6,136,187)	6,028,143	(1,080,036)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO HEXINDAI'S SHARESHOLDERS	(603,606)	71,405,954	7,490,828
Parent Company
PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Equity in earnings of subsidiaries, VIEs and VIEs' subsidiaries	14,725,415	68,117,762	8,570,978
General administrative expense and others	(9,192,834)	(2,607,137)	(114)
NET INCOME ATTRIBUTABLE TO HEXINDAI'S SHAREHOLDERS	5,532,581	65,510,625	8,570,864
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	(6,136,187)	6,028,143	(1,080,036)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO HEXINDAI'S SHARESHOLDERS	$ (603,606)	$ 71,538,768	$ 7,490,828